Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,991,096.20

Principal:
Principal Collections	$23,217,992.24
Prepayments in Full	$14,684,881.04
Liquidation Proceeds	$357,639.33
Recoveries	$9,896.00
Sub Total	$38,270,408.61
Collections	$40,261,504.81

Purchase Amounts:
Purchase Amounts Related to Principal	$1,905.92
Purchase Amounts Related to Interest	$0.00
Sub Total	$1,905.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,263,410.73

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,263,410.73
Servicing Fee	$924,522.48	$924,522.48	$0.00	$0.00	$39,338,888.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,338,888.25
Interest - Class A-2 Notes	$75,914.95	$75,914.95	$0.00	$0.00	$39,262,973.30
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$39,118,181.80
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$39,060,811.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,060,811.05
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$39,034,826.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,034,826.63
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$39,012,015.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,012,015.96
Regular Principal Payment	$34,812,176.17	$34,812,176.17	$0.00	$0.00	$4,199,839.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,199,839.79
Residual Released to Depositor	$0.00	$4,199,839.79	$0.00	$0.00	$0.00

Total		$40,263,410.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,812,176.17
Total					$34,812,176.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,812,176.17	$71.59	$75,914.95	$0.16	$34,888,091.12	$71.75
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$34,812,176.17	$26.46	$326,872.29	$0.25	$35,139,048.46	$26.71

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$364,391,754.16	0.7493610	$329,579,577.99	0.6777707
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$988,951,754.16	0.7515973	$954,139,577.99	0.7251403

Pool Information
Weighted Average APR	2.160%	2.145%
Weighted Average Remaining Term	54.17	53.32
Number of Receivables Outstanding	36,977	36,097
Pool Balance	$1,109,426,981.84	$1,070,999,302.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,022,040,740.30	$986,652,148.94
Pool Factor	0.7760519	0.7491715

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$84,347,153.67
Targeted Overcollateralization Amount	$116,859,724.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,859,724.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$165,260.70
(Recoveries)		7	$9,896.00
Net Loss for Current Collection Period			$155,364.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1680%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1225%
Second Prior Collection Period			0.0119%
Prior Collection Period			0.1944%
Current Collection Period			0.1710%
Four Month Average (Current and Prior Three Collection Periods)			0.1249%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		507	$906,612.47
(Cumulative Recoveries)			$85,446.49
Cumulative Net Loss for All Collection Periods			$821,165.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0574%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,788.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,619.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	153	$5,305,664.00
61-90 Days Delinquent	0.05%	16	$527,818.22
91-120 Days Delinquent	0.00%	1	$36,116.43
Over 120 Days Delinquent	0.00%	1	$50,703.72
Total Delinquent Receivables	0.55%	171	$5,920,302.37

Repossession Inventory:
Repossessed in the Current Collection Period		10	$304,144.83
Total Repossessed Inventory		16	$497,666.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0290%
Prior Collection Period			0.0595%
Current Collection Period			0.0499%
Three Month Average			0.0461%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0574%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	9

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	124	$4,470,900.11
2 Months Extended	102	$3,871,562.27
3+ Months Extended	16	$595,576.47

Total Receivables Extended	242	$8,938,038.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer